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                  CLAYMORE SECURITIES, INC.
                 2455 CORPORATE WEST DRIVE
                  LISLE, ILLINOIS  60532


                    November 12, 2004



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk, Stop 1-4

     Re:              Kemper Defined Funds, Series 18
                 (SEC File No. 33-52981   CIK #910835)

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post effective Amendment No. 9, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on November 8, 2004.

                                       Very truly yours,


                                       CLAYMORE SECURITIES, INC.

                                       /s/ Nicholas Dalmaso

                                       Nicholas Dalmaso
                                       Senior Managing Director and
                                          General Counsel